Furniture, Fixtures And Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Furniture, Fixtures And Equipment

5. FURNITURE, FIXTURES AND EQUIPMENT

Furniture, fixtures and equipment consisted of the following as of June 30, 2011 and 2010:

	Estimated	June 30,
	Useful Life	2011	2010

Equipment	3 - 5 years	$ 58,783	$ 46,539
Storage facilities	3 years	19,717	-
Vehicles	5 - 7 years	170,961	-
Furniture and fixtures	5 years	19,853	17,698
		269,314	64,237
Accumulated depreciation		(59,492)	(44,223)
		$ 209,822	$ 20,014

Depreciation expense in 2011 and 2010 was $15,269 and $10,756, respectively.